Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
REVENUES
Revenues	$ 2,959,077	$ 3,081,571	$ 3,319,525
Company-operated restaurant expenses:
Food and paper	(1,007,584)	(1,030,499)	(1,110,240)
Payroll and employee benefits	(567,653)	(607,793)	(683,954)
Occupancy and other operating expenses	(799,633)	(803,539)	(842,519)
Royalty fees	(155,388)	(157,886)	(163,954)
General and administrative expenses	(212,515)	(229,324)	(244,664)
Other operating income (expenses), net	4,910	(61,145)	68,577
Total operating costs and expenses	(2,799,141)	(2,958,113)	(3,046,590)
Operating income	159,936	123,458	272,935
Net interest expense	(52,079)	(52,868)	(68,357)
Gain (loss) from derivative instruments	439	(565)	(7,065)
Foreign currency exchange results	12,754	14,874	(14,265)
Other non-operating (expenses) income, net	(2,097)	270	(435)
Income before income taxes	118,953	85,169	182,813
Income tax expense	(38,837)	(48,136)	(53,314)
Net income	80,116	37,033	129,499
Less: Net income attributable to non-controlling interests	(220)	(186)	(333)
Net income attributable to Arcos Dorados Holdings Inc.	$ 79,896	$ 36,847	$ 129,166
Earnings per share information:
Basic net income per common share attributable to Arcos Dorados Holdings Inc. (in dollars per share)	$ 0.39	$ 0.18	$ 0.61
Diluted net income per common share attributable to Arcos Dorados Holdings Inc. (in dollars per share)	$ 0.39	$ 0.18	$ 0.61
Sales by Company-operated restaurants
REVENUES
Revenues	$ 2,812,287	$ 2,932,609	$ 3,162,256
Revenues from franchised restaurants
REVENUES
Revenues	146,790	148,962	157,269
Company-operated restaurant expenses:
Franchised restaurants – occupancy expenses	$ (61,278)	$ (67,927)	$ (69,836)